Derivative financial liability – current (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Financial Liability Current
Schedule of derivative financial liability
	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
At 1 January	553	1,559
Transfer to share premium on exercise of warrants	-	(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	(398)	(936)
	155	553

Schedule of warrants outstanding
	At 1 January 2021	Lapsed	Exercised	At 31 December 2021	Lapsed	Exercised	At 30 June 2022
May 2020 grant	7,045,456	–	(306,815)	6,738,641	–	–	6,738,641
October 2019 grant	3,150,000	–	–	3,150,000	–	–	3,150,000
DARA Warrants	4,624	(544)	–	4,080	–	–	4,080
DARA Options	2,835	–	–	2,835	(13)	–	2,822

Schedule of consolidated financial assets and liabilities at fair value

Financial liabilities	Fair value as at 30 June 2022	Fair value as at 31 December 2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – May 2020 Warrants	£146,000	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 105% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 Warrants	£9,000	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 108.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 3.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – DARA Bioscience warrants and options	–	–	Level 3	Black-Scholes option pricing model	Volatility rate of 108.5%% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 0.4 years determined using the remaining life of the share options	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£155,000	£553,000